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Wilmington Enhanced Dividend Income Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS - 99.3%

COMMUNICATION SERVICES - 4.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.3%

AT&T, Inc.	27,500	$701,250

Verizon Communications, Inc.	9,700	516,331

		$1,217,581

MEDIA – 1.6%

Omnicom Group, Inc.	8,200	617,952

TOTAL COMMUNICATION SERVICES		$1,835,533

CONSUMER DISCRETIONARY – 5.9%

HOTELS, RESTAURANTS & LEISURE – 2.4%

McDonald’s Corp.	1,750	454,037

Restaurant Brands International, Inc.	8,300	464,551

		$918,588

SPECIALTY RETAIL – 2.0%

Home Depot, Inc. (The)	2,010	737,630

TEXTILES, APPAREL & LUXURY GOODS – 1.5%

VF Corp.	8,560	558,198

TOTAL CONSUMER DISCRETIONARY		$2,214,416

CONSUMER STAPLES – 6.7%

BEVERAGES – 1.9%

PepsiCo., Inc.	4,075	707,094

HOUSEHOLD PRODUCTS – 2.7%

Procter & Gamble Co. (The)	6,350	1,018,858

TOBACCO – 2.1%

Philip Morris International, Inc.	7,400	761,090

TOTAL CONSUMER STAPLES		$2,487,042

ENERGY – 8.7%

OIL, GAS & CONSUMABLE FUELS – 8.7%

Chevron Corp.	7,200	945,576

ConocoPhillips	13,075	1,158,706

Exxon Mobil Corp.	7,400	562,104

Valero Energy Corp.	7,080	587,428

TOTAL ENERGY		$3,253,814

FINANCIALS – 20.2%

BANKS – 7.2%

KeyCorp.	22,350	560,091

Toronto-Dominion Bank (The)	10,100	808,303

U.S. Bancorp	14,500	843,755

United Bankshares, Inc.	14,300	505,219

		$2,717,368

Description	Number of Shares	Value

CAPITAL MARKETS – 5.1%

BlackRock, Inc.	1,025	$843,514

Morgan Stanley	10,445	1,071,030

		$1,914,544

DIVERSIFIED FINANCIAL SERVICES – 3.8%

JPMorgan Chase & Co.	9,500	1,411,700

INSURANCE – 4.1%

MetLife, Inc.	12,600	844,956

Old Republic International Corp.	26,500	679,195

		$1,524,151

TOTAL FINANCIALS		$7,567,763

HEALTH CARE – 14.3%

BIOTECHNOLOGY – 2.5%

Amgen, Inc.	1,650	374,781

Gilead Sciences, Inc.	8,150	559,742

		$934,523

HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%

Medtronic PLC	3,800	393,262

HEALTH CARE PROVIDERS & SERVICES – 2.7%

CVS Health Corp.	9,600	1,022,496

PHARMACEUTICALS – 8.0%

Bristol-Myers Squibb Co.	9,300	603,477

Johnson & Johnson	6,175	1,063,891

Merck & Co., Inc.	7,225	588,693

Pfizer, Inc.	14,150	745,563

		$3,001,624

TOTAL HEALTH CARE		$5,351,905

INDUSTRIALS – 10.4%

AEROSPACE & DEFENSE – 2.7%

Lockheed Martin Corp.	2,625	1,021,466

AIR FREIGHT & LOGISTICS – 2.3%

United Parcel Service, Inc.	4,200	849,282

BUILDING PRODUCTS – 2.5%

Johnson Controls International PLC	12,700	922,909

ELECTRICAL EQUIPMENT – 1.5%

nVent Electric PLC	16,700	577,653

MACHINERY – 1.4%

Caterpillar, Inc.	2,525	508,939

TOTAL INDUSTRIALS		$3,880,249

INFORMATION TECHNOLOGY – 12.0%

COMMUNICATIONS EQUIPMENT – 2.9%

Cisco Systems, Inc.	19,100	1,063,297

January 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Description	Number of Shares	Value

IT SERVICES – 1.3%

International Business Machines Corp.	3,725	$497,548

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.8%

Broadcom, Inc.	2,575	1,508,641

QUALCOMM, Inc.	8,100	1,423,656

		$2,932,297

TOTAL INFORMATION TECHNOLOGY		$4,493,142

MATERIALS – 4.9%

CHEMICALS – 4.9%

Dow, Inc.	14,675	876,538

Nutrien Ltd.	13,525	944,045

TOTAL MATERIALS		$1,820,583

REAL ESTATE – 5.4%

REAL ESTATE INVESTMENT TRUSTS – 5.4%

AvalonBay Communities, Inc.	3,500	854,805

Crown Castle International Corp.	3,375	615,971

MGM Growth Properties LLC, Class A	14,300	555,984

TOTAL REAL ESTATE		$2,026,760

Description	Number of Shares	Value

UTILITIES – 5.9%

ELECTRIC UTILITIES – 5.9%

American Electric Power Co., Inc.	6,125	$553,700

Duke Energy Corp.	4,650	488,529

FirstEnergy Corp.	13,950	585,342

NextEra Energy, Inc.	7,400	578,088

TOTAL UTILITIES		$2,205,659

TOTAL COMMON STOCKS (COST $31,547,254)		$37,136,866

MONEY MARKET FUND – 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	232,041	232,041

TOTAL MONEY MARKET FUND (COST $232,041)		$232,041

TOTAL INVESTMENTS – 99.9% (COST $31,779,295)		$37,368,907

OTHER ASSETS LESS LIABILITIES – 0.1%		29,496

TOTAL NET ASSETS – 100.0%		$37,398,403

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$37,136,866	$—	$—	$37,136,866

Money Market Fund	232,041	—	—	232,041

Total	$37,368,907	$—	$—	$37,368,907

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^   7-Day net yield.

The following acronyms are used throughout this Fund:

LLC   Limited Liability Corporation

PLC   Public Limited Company

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2022 (unaudited)